Retirement Plans (Schedule of Benefit Obligation, Plan Assets and Funded Status of Plans) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Pension Benefits
Change in benefit obligation:
Projected benefit obligations at beginning of year	$ 501.7	$ 533.2	$ 533.2	$ 491.1
Service cost	1.3	1.2	5.0	5.0	6.2
Interest cost	4.9	4.6	18.2	21.2	23.5
Employee contributions			0.3	0.3
Actuarial (gain) loss			(24.0)	53.3
Benefits and administrative expenses paid			(21.9)	(32.3)
Plan amendments			(9.0)	0
Plan settlements			(24.2)	(0.3)
Plan combinations			18.4	0
Curtailments			0	0
Currency translation			5.7	(5.1)
Projected benefit obligations at end of year			501.7	533.2	491.1
Change in plan assets:
Fair value of plan assets at beginning of year	456.0	432.0	432.0	383.6
Actual return on plan assets			17.3	63.0
Employer contributions			44.4	23.4
Employee contributions			0.3	0.3
Benefits and administrative expenses paid			(21.9)	(32.3)
Plan settlements			(24.2)	(0.3)
Plan combinations			2.3	0
Currency translation			5.8	(5.7)
Fair value of plan assets at end of year			456.0	432.0	383.6
Funded status at end of year			(45.7)	(101.2)
Postretirement Benefits
Change in benefit obligation:
Projected benefit obligations at beginning of year		80.3	80.3	80.1
Service cost			0.1	0.1	0.2
Interest cost			2.4	3.1	3.8
Employee contributions			0	0
Actuarial (gain) loss			(9.3)	2.8
Benefits and administrative expenses paid			(3.8)	(5.8)
Plan amendments			(16.5)	0
Plan settlements			0	0
Plan combinations			0	0
Curtailments			0	0
Currency translation			0	0
Projected benefit obligations at end of year			53.2	80.3	80.1
Change in plan assets:
Fair value of plan assets at beginning of year		0	0	0
Actual return on plan assets			0	0
Employer contributions			3.8	5.8
Employee contributions			0	0
Benefits and administrative expenses paid			(3.8)	(5.8)
Plan settlements			0	0
Plan combinations			0	0
Currency translation			0	0
Fair value of plan assets at end of year			0	0	0
Funded status at end of year			$ (53.2)	$ (80.3)